PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Key Management Personnel's Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Base salary and directors fees	$ 13	$ 12	$ 11
Short-term performance-related bonus	17	13	9
Post-employment benefits	2	1	1
Fair value of long-term incentives	$ 16	$ 14	$ 9